Shareholders' Equity and Non-controlling Interests	9 Months Ended
Sep. 30, 2011
Shareholders Equity and Noncontrolling Interests [Abstract]
Shareholders' Equity and Non-controlling Interests

NOTE 11. Shareholders’ Equity and Non-controlling Interests

The table below provides a reconciliation of the carrying amount of total shareholders’ equity (deficit), including shareholders’ equity (deficit) attributable to Visteon and equity attributable to non-controlling interests (“NCI”).

	Three Months Ended September 30
	Successor			Predecessor
	2011			2010
	Visteon	NCI	Total	Visteon	NCI	Total
	(Dollars in Millions)
Shareholders’ equity (deficit) beginning balance	$1,443	$713	$2,156	$(1,097)	$327	$(770)
Net income (loss)	41	19	60	(140)	17	(123)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(102)	(31)	(133)	121	16	137
Pension and other postretirement benefits	(3)	—	(3)	18	—	18
Other	(20)	(6)	(26)	2	1	3

Total other comprehensive (loss) income	(125)	(37)	(162)	141	17	158
Stock-based compensation, net	10	—	10	—	—	—
Warrant exercises	4	—	4	—	—	—
Dividends to non-controlling interests	—	(1)	(1)	—	(2)	(2)

Shareholders’ equity (deficit) ending balance	$1,373	$694	$2,067	$(1,096)	$359	$(737)

	Nine Months Ended September 30
	Successor			Predecessor
	2011			2010
	Visteon	NCI	Total	Visteon	NCI	Total
	(Dollars in Millions)
Shareholders’ equity (deficit) beginning balance	$1,260	$690	$1,950	$(772)	$317	$(455)
Net income (loss)	106	54	160	(108)	56	(52)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(18)	(13)	(31)	14	6	20
Pension and other postretirement benefits	—	—	—	(232)	—	(232)
Other	(14)	(5)	(19)	2	3	5

Total other comprehensive (loss) income	(32)	(18)	(50)	(216)	9	(207)
Stock-based compensation, net	30	—	30	—	—	—
Warrant exercises	9	—	9	—	—	—
Dividends to non-controlling interests	—	(32)	(32)	—	(23)	(23)

Shareholders’ equity (deficit) ending balance	$1,373	$694	$2,067	$(1,096)	$359	$(737)

Non-controlling Interests

Non-controlling interests in the Visteon Corporation economic entity are as follows:

	September 30 2011	December 31 2010
	(Dollars in Millions)
Halla Climate Control Corporation	$636	$632
Duckyang Industries Co. Ltd	28	28
Visteon Interiors Korea Ltd	20	19
Other	10	11

Total non-controlling interests	$694	$690

The Company holds a 70% interest in Halla Climate Control Corporation (“Halla”), a consolidated subsidiary. Halla is headquartered in South Korea with operations in North America, Europe and Asia. Halla designs, develops and manufactures automotive climate control products, including air-conditioning systems, modules, compressors and heat exchangers for sale to global OEMs.

On October 31, 2011, the Company sold a portion of its ownership interest in Duckyang Industries Co. Ltd (“Duckyang”), a company incorporated under the laws of the Republic of Korea. In connection with the sale, the Company’s voting interests were reduced to a non-controlling level. Accordingly, Duckyang will be deconsolidated from the Company’s financial statements with effect from the October 31, 2011 closing date at which time the Company will commence equity method accounting for its retained non-controlling interest. Duckyang reported sales of $514 million for the nine months ended September 30, 2011 and had cash balances of $57 million, total assets of $187 million and total liabilities of $129 million as of September 30, 2011. In connection with the deconsolidation, the Company will record its retained non-controlling interest at fair value, which could result in a non-cash gain or loss and such amount could be material.

The Accumulated other comprehensive income (“AOCI”) category of Shareholders’ equity, includes:

	September 30 2011	December 31 2010
	(Dollars in Millions)
Foreign currency translation adjustments, net of tax	$(17)	$1
Pension and other postretirement benefit adjustments, net of tax	51	51
Unrealized loss on derivatives, net of tax	(16)	(2)

Total Visteon Accumulated other comprehensive income	$18	$50